Consolidated Statements of Stockholders' Equity (Parentheticals) - $ / shares	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Retained Earnings [Member]
Cash dividends per share (in dollars per share)	$ 0.04	$ 0.07